Consolidated balance sheet - CAD ($) $ in Millions	Apr. 30, 2021		Oct. 31, 2020
ASSETS
Cash and non-interest-bearing deposits with banks	$ 26,924	[1]	$ 43,531
Interest-bearing deposits with banks	20,273		18,987
Securities (Note 5)	155,122		149,046
Cash collateral on securities borrowed	11,573		8,547
Securities purchased under resale agreements	63,106		65,595
Loans (Note 6)
Residential mortgages	234,747		221,165
Personal	42,371		42,222
Credit card	10,633		11,389
Business and government	136,567		135,546
Allowance for credit losses	(3,200)		(3,540)
Total loans	421,118		406,782
Other
Derivative instruments	35,313		32,730
Customers' liability under acceptances	11,002		9,606
Property and equipment	2,826		2,997
Goodwill	4,928		5,253
Software and other intangible assets	1,944		1,961
Investments in equity-accounted associates and joint ventures	641		658
Deferred tax assets	433		650
Other assets	27,675		23,208
Other miscellaneous assets	84,762		77,063
Total assets	782,878		769,551
Deposits (Note 7)
Personal	207,028		202,152
Business and government	313,201		311,426
Bank	17,140		17,011
Secured borrowings	39,194		40,151
Deposits	576,563		570,740
Obligations related to securities sold short	20,269		15,963
Cash collateral on securities lent	3,205		1,824
Obligations related to securities sold under repurchase agreements	66,120		71,653
Other
Derivative instruments	34,121		30,508
Acceptances	11,071		9,649
Deferred tax liabilities	35		33
Other liabilities	23,161		22,134
Other miscellaneous liabilities	68,388		62,324
Subordinated indebtedness	5,653		5,712
Equity
Contributed surplus	119		117
Retained earnings	24,003		22,119
Accumulated other comprehensive income (AOCI)	683		1,435
Total shareholders' equity	42,510		41,154
Non-controlling interests	170		181
Total equity	42,680		41,335
Total liabilities and equities	782,878		769,551
Preferred shares and other equity instruments [member]
Equity
Issued shares (Note 9)	3,575		3,575
Total equity	3,575		3,575
Common shares [member]
Equity
Issued shares (Note 9)	14,130		13,908
Total equity	$ 14,130		$ 13,908

[1]	Includes restricted cash of $492 million (January 31, 2021: $493 million; April 30, 2020: $698 million) and interest-bearing demand deposits with Bank of Canada.